RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Izzy Sheratzky [Member]
Payment to related party for services	$ 3,202	$ 1,874	$ 2,249
Eyal Sheratzky [Member]
Payment to related party for services	2,337	1,672	1,565
Nir Sheratzky [Member]
Payment to related party for services	2,312	1,478	1,802
Gil Sheratzky [Member]
Payment to related party for services	$ 1,118	$ 1,118	$ 1,175